Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and administration expenses
Consulting and management fees	$ (620,682)	$ (515,752)	$ (4,058,133)
General and administrative	(493,930)	(478,126)	(460,978)
Marketing and donations	(61,614)	(750,043)	(760,887)
Finance cost	(210,035)	(34,130)	(55,500)
Share-based payment expense	(1,176,190)	(954,465)	(990,448)
Professional fees	(580,180)	(539,228)	(401,003)
Total expense	(3,142,631)	(3,271,744)	(6,726,949)
Other (expenses) income, net
Foreign exchange gain (loss)	133,468	(324,349)	(39,161)
Unrealized gain (loss) on marketable securities	0	400,781	(2,538,281)
Share of loss on investment in associate	0	(102,756)	0
Gain on settlement of accounts payable and accrued liabilities	321,115	1,098	31,329
Gain on settlement of loans receivable	0	774,000	0
Loss on shares for debt settlement	0	0	(52,164)
Interest income	29,933	33,887	0
Loss on disposition of shares	0	(2,093,851)	0
Other income	0	1,819,800	0
Transaction costs expensed on convertible debentures	(87,781)	0	0
Fair value adjustment on derivative liability	117,648	0	0
Loss	(2,628,248)	(2,763,134)	(9,325,226)
Other comprehensive income (loss)
Cumulative translation adjustment	(380,197)	602,372	4,110
Total comprehensive loss	$ (3,008,445)	$ (2,160,762)	$ (9,321,116)
Loss per share-basic	$ (0.08)	$ (0.09)	$ (0.34)
Loss per share-diluted	$ (0.08)	$ (0.09)	$ (0.34)
Weighted average shares outstanding-basic	33,911,334	31,316,532	27,470,371
Weighted average shares outstanding-diluted	33,911,334	31,316,532	27,470,371